Income Tax (Details 2) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Deferred tax assets	$ 103,826	$ 80,670	$ 60,132
Deferred tax liabilities
Deferred Tax Liabilities, Net	3,767,320	3,843,379	3,912,575
Net deferred tax assets	1,623,062	1,254,366	1,009,247
Net deferred tax liability	3,767,320	3,843,379	3,912,575
BSACV [Member]
Deferred tax assets
Deferred tax assets	103,877	81,865	60,266
Deferred tax liabilities
Deferred Tax Liabilities, Net	51	1,195	134
Net deferred tax assets	103,826	80,670	60,132
Accounts payables [Member]
Deferred tax assets
Deferred tax assets	1,483,275	1,170,771	964,676
Accounts payables [Member] | BSACV [Member]
Deferred tax assets
Deferred tax assets	27,738	16,404	831
Employee benefits [Member] | BSACV [Member]
Deferred tax assets
Deferred tax assets	53,398	45,519	42,221
PTU payable [Member] | BSACV [Member]
Deferred tax assets
Deferred tax assets	20,536	12,917	12,700
Accounts receivables [Member]
Deferred tax liabilities
Deferred Tax Liabilities, Net	366,825	421,191	438,146
Tax loss carryforwards [Member]
Deferred tax assets
Deferred tax assets	59,883	22,013	676
Tax loss carryforwards [Member] | BSACV [Member]
Deferred tax assets
Deferred tax assets	0	0	2,760
Property, plant and equipments [Member]
Deferred tax liabilities
Deferred Tax Liabilities, Net	2,503,172	2,428,358	2,566,002
Property, plant and equipments [Member] | BSACV [Member]
Deferred tax liabilities
Deferred Tax Liabilities, Net	51	59	82
Prepaid expenses [Member]
Deferred tax liabilities
Deferred Tax Liabilities, Net	647,480	392,800	302,958
Prepaid expenses [Member] | BSACV [Member]
Deferred tax liabilities
Deferred Tax Liabilities, Net	0	1,136	52
Other provision [Member]
Deferred tax assets
Deferred tax assets	76,025	54,020	24,049
Other provision [Member] | BSACV [Member]
Deferred tax assets
Deferred tax assets	2,205	7,025	1,754
Goodwill [Member]
Deferred tax assets
Deferred tax assets	3,879	7,562	19,846
Derivative financial instruments [Member]
Deferred tax liabilities
Deferred Tax Liabilities, Net	0	0	1,826
Inventories [Member]
Deferred tax liabilities
Deferred Tax Liabilities, Net	1,639,156	1,601,498	1,612,890
Intangible assets [Member]
Deferred tax liabilities
Deferred Tax Liabilities, Net	$ 233,749	$ 253,898	$ 0